Related Party Balance and Transactions	9 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Balance and Transactions

Note 11 - Related Party Balance and Transactions

The following is the list of director and other related parties to which the Company has transactions with:

(a)	Ren Guo Wen, the director of the Company;
(b)	The subsidiaries of JM Ocean Avenue International Corporation Limited. Prior to January 11, 2017, they were related parties of Grand World, which were under common controlled by JM Ocean. Upon JMax purchased all the outstanding shares of Grand World from JM Ocean, effective on January 11, 2017 they were no longer considered the related parties of Grand World due to JMax is the sole shareholder of Grand World (see Note 3).

Amount due from related parties

Amount due from related parties consisted of the following for the periods indicated:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Joymind International Ltd (b)	$-	$-	$4,633,460
JM Ocean Avenue International Corporation Limited	-	-	1,687,956
JOYMIND INTERNATIONAL S.A.S (b)	-	-	1,240,228
Joymind International S.A.-Venezuela (b)	-	-	530,891
PT. JMOA Indonesia International (b)	-	-	518,860
Goodmodel International Korea, Ltd (b)	-	-	311,866
Joymind International S.A.-Ecuador (b)	-	-	305,532
JM Ocean Avenue S.R.L. (b)	-	-	298,932
Joymind International Inc. (b)	-	-	261,794
Joymind International S.A.C (b)	-	-	258,140
JM OCEAN AVENUE, S.A. DE C.V (b)	-	-	220,801
JM Ocean Avenue (Thailand) Co.,Ltd. (b)	-	-	112,004
JMOA INC (b)	-	-	83,992
JM Ocean Avenue Myanmar Co.,Ltd. (b)	-	-	83,515
JM OCEAN AVENUE POLSKA SPÓŁKA Z OGRANICZONĄ ODPOWIEDZIALNOŚCIĄ (b)	-	-	74,121
JM Ocean Avenue Italy Srl (b)	-	-	43,484
JM Ocean Avenue Uganda Limited (b)	-	-	34,530
JM Ocean Avenue Marketing ULC (b)	-	-	33,633
JM Ocean Avenue (Turkey) Ltd. (b)	-	-	28,845
JM Ocean Avenue Company Limited (b)	-	-	20,140
JM Ocean Avenue Cameroun SUARL (b)	-	-	19,699
JM Ocean Avenue (TW) Ltd (b)	-	-	19,012
JM Ocean Avenue (HK) Limited (b)	-	-	17,312
JM Ocean Avenue (PNG) Ltd (b)	-	-	17,278
JM Ocean Avenue Senegal SARL (b)	-	-	15,021
JM Ocean Avenue Togo SARLU (b)	-	-	7,798
JM Ocean Avenue General Trading LLC (b)	-	-	2,744
Total	$-	$-	$10,881,588

Amount due to director and other related parties

Amount due to director and other related parties consisted of the following for the periods indicated:

	Successor		Predecessor
	December 31, 2017	March 31, 2017	March 31, 2016
	(Unaudited)	(Audited)	(Audited)

Ren Guo Wen (a) (Note i)	$12,870	$12,870	$155
JM Ocean Avenue Cameroun SUARL (b)	-	-	2,450,553
Gainmill International Co., Ltd. (b)	-	-	2,000,000
JM Ocean Avenue (Malaysia) Sdn Bhd (b)	-	-	1,483,474
JM Ocean Avenue Côte d’Ivoire SARLU (b)	-	-	1,472,850
JM Ocean Avenue (PNG) Ltd (b)	-	-	1,168,596
JM Ocean Avenue Togo SARLU (b)	-	-	1,132,873
JM Ocean Avenue Senegal SARL (b)	-	-	442,868
JM Ocean Avenue (HK) Limited (b)	-	-	295,179
JM Ocean Avenue Co., Ltd (b)	-	-	22,717
Total	$12,870	$12,870	$10,469,265

Note (i) it was the borrowings made from director for operation purpose and non-interest bearing and no maturity date.

Related party transactions

Sales to related parties (b)

	Successor	Predecessor	Successor	Predecessor	Predecessor
	Nine months ended December 31, 2017	Nine months ended December 31, 2016	Period from January 11, 2017 through March 31, 2017	Period from April 1, 2016 through January 10, 2017	Year ended March 31, 2016
	(Unaudited)	(Unaudited)	(Audited)	(Audited)	(Audited)

JM Ocean Avenue Cameroun SARL	$-	$184,507	$-	$184,507	$115,492
JM Ocean Avenue Togo Sarlu	-	183,397	-	183,397	54,744
JM Ocean Avenue Côte d’Ivoire SARLU	-	157,725	-	157,725	59,498
PT. JMOA Indonesia International	-	402,760	-	402,760	382,656
JMOA INC	-	366,012	-	366,012	18,620
JM Ocean Avenue (HK) Ltd.	-	44,067	-	44,067	42,362
JM OCEAN AVENUE S.R.L	-	217,222	-	217,222	274,095
JOYMIND INTERNATIONAL S.A.S	-	232,113	-	232,113	1,168,977
JM Ocean Avenue Senegal Sarl	-	77,149	-	77,149	72,894
JM OCEAN AVENUE, S.A. DE C.V	-	172,966	-	172,966	207,066
Goodmodel International Korea, Ltd	-	89,826	-	89,826	275,358
JM International (Malaysia) Sdn. Bhd.	-	141,419	-	141,419	60,489
Joymind International S.A.-Ecuador	-	137,677	-	137,677	290,173
Joymind International Inc.	-	70,941	-	70,941	119,107
Joymind International S.A.C	-	91,863	-	91,863	162,704
JM Ocean Avenue Italy Srl	-	21,210	-	21,210	52,273
JM Ocean Avenue (PNG) Ltd	-	17,670	-	17,670	421,182
JM Ocean Avenue Co, Ltd	-	12,097	-	12,097	4,867
JM Ocean Avenue (TW) Ltd	-	19,504	-	19,504	17,554
JM Ocean Avenue (Thailand) Co.,Ltd.	-	20,504	-	20,504	179,901
JM INTERNATIONAL AUST PTY LTD	-	25,722	-	25,722	10,790
JM Ocean Avenue General Trading LLC	-	8,807	-	8,807	7,054
JM Ocean Avenue Uganda Limited	-	3,326	-	3,326	29,401
JM Ocean Avenue (Turkey) Ltd.	-	3,540	-	3,540	48,780
JM Ocean Avenue Myanmar Company Limited	-	1,649	-	1,649	54,981
JM Ocean Avenue Pte. Ltd.	-	1,460	-	1,460	-
Joymind International S.A.-Venezuela	-	1,197	-	1,197	27,477
JM Ocean Avenue Company Limited	-	1,105	-	1,105	7,368
JM Ocean Avenue Mongolia Company Limited	-	671	-	671	6,400
Othes	-	68,739	-	68,739	-
	$-	$2,776,845	$-	$2,776,845	$4,172,263